As filed with the Securities and Exchange Commission on April 13, 2023

1933 Act Registration No. 333-174926

1940 Act Registration No. 811-22549

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 542	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 544	☒

(Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

 (Address of Principal Executive Offices)(Zip Code)

(631) 490-4300

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, D.C. 20004 (202) 239-3346	Eric Kane, Esq. Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2734

It is proposed that this filing will become effective (check appropriate box):

( )	immediately upon filing pursuant to paragraph (b)
(x)	on May 5 , 2023, pursuant to paragraph (b)

( )	60 days after filing pursuant to paragraph (a) (1)
( )	on (date), pursuant to paragraph (a) (1)
( )	75 days after filing pursuant to paragraph (a) (2)
( )	on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

(x)	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 542 to the Trust’s Registration Statement is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 5, 2023 as the new effective date upon which the Trust’s Post-Effective Amendment No. 535 shall become effective. The effective date for Post-Effective Amendment No. 535 had been previously extended to April 14, 2023, by Post-Effective Amendment No. 538 filed on March 17, 2023.

Post-Effective Amendment No. 535 to the Trust’s Registration Statement relates to the North Star Small Cap Value Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 535 under the Securities Act of 1933 and Amendment No. 537 under the Investment Company Act of 1940, filed on January 5, 2023 (SEC Accession No. 0001580642-23-000061), are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 542 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on April 13, 2023.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Kevin Wolf*

     President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Brian Nielsen*	_________________________ Trustee & Chairman	April 13, 2023
Thomas Sarkany*	_________________________ Trustee	April 13, 2023
Anthony Lewis*	_________________________ Trustee	April 13, 2023
Keith Rhoades*	_________________________ Trustee	April 13, 2023
Randy Skalla*	_________________________ Trustee	April 13, 2023
Kevin Wolf*	_________________________ President and Principal Executive Officer	April 13, 2023
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	April 13, 2023

*By:  /s/Allyson Stewart

Allyson Stewart

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant's Registration Statement on Form N-1A.